Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) - shares	9 Months Ended	12 Months Ended
	Dec. 31, 2022	Mar. 31, 2021
Common Stock [Member]
Stock Repurchased During Period, Shares	26,091,136	(17,500,000)